Condensed consolidated Income Statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Net interest income		£ 1,501	£ 2,097
Net fees and commissions	[1]	2,862	3,021
Net trading income		2,319	1,685
Net investment income		494	468
Other income		77	30
Total income		7,253	7,301
Credit impairment charges and other provisions		(156)	(656)
Net operating income		7,097	6,645
Staff costs		(2,438)	(2,205)
Administration and general expenses		(3,946)	(2,954)
Operating expenses		(6,384)	(5,159)
Share of profit (loss) of associates and joint ventures accounted for using equity method		12	245
Profit before tax		725	1,731
Tax charge	[1]	(378)	(430)
Profit/(loss) after tax in respect of continuing operations		347	1,301
(Loss)/profit after tax in respect of discontinued operation		(47)	(2,030)
(Loss)/profit after tax	[1]	300	(729)
Attributable to:
Ordinary equity holders		(9)	(1,172)
Other equity instrument holders		310	301
Total equity holders		301	(871)
Non-controlling interests in respect of continuing operations	[1]	(1)	2
Non-controlling interests in respect of discontinued operation	[1]	0	140
(Loss)/profit after tax	[1]	£ 300	£ (729)

[1]	For notes to the Financial Statements see pages 17 to 56